Components of Income Tax (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Current income tax	$ 331,530	2,006,980	1,888,378	1,337,469
Income tax refund due to reduced tax rate	(84,029)	(508,686)	(255,189)	(83,907)
Adjustments of deferred tax assets due to reduced tax rates	3,564	21,573	0	18,216
Deferred income tax (benefit) expense	51,053	309,063	(59,030)	(82,917)
Taxation for the year	$ 302,118	1,828,930	1,574,159	1,188,861